Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 28, 2013
ING International Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	ING International Small Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks maximum long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds. More information about these and other discounts is available from your financial professional and in the discussion in the Sales Charges section of the Prospectus (page 103) or the Statement of Additional Information (page 200).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees Fees paid directly from your investment
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 1, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover % of average value of portfolio
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may mean higher taxes if you are investing in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Examples, affect the Fund’s performance.

		During the most recent fiscal year, the Fund’s portfolio turnover rate was 31% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	31.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in ING Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Examples $
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated. The Examples show costs if you sold (redeemed) your shares at the end of the period or continued to hold them. The Examples also assume that your investment had a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Examples reflect applicable expense limitation agreements and/or waivers in effect, if any, for the one-year period and the first year of the three-, five-, and ten-year periods.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in securities of small market capitalization companies. The Fund will provide shareholders with at least 60 days’ prior notice of any change in this investment policy. The Fund currently considers small-capitalization companies to be those that have a market capitalization, at the time of purchase, of up to $5 billion. At least 65% of the Fund’s assets will normally be invested in companies located outside the United States, including companies located in countries with emerging securities markets. The Fund may invest up to 35% of its assets in U.S. issuers. The Fund may hold both growth and value stocks and at times may favor one over the other based on available opportunities.

The Fund invests primarily in common stocks or securities convertible into common stocks of international issuers, but may invest from time to time in such instruments as forward currency contracts, futures contracts, rights, and depositary receipts. The Fund may invest in forward currency contracts or futures contracts to hedge currency and for implementation of a currency model within the portfolio. The Fund may invest in futures contracts to allow market exposure in a cost efficient way, maintain exposure to an asset class in the case of large cash flows, and to have access to a particular market in which the Fund wishes to invest.

The Fund may invest in other investment companies, including exchange-traded funds, to the extent permitted under the Investment Company Act of 1940, as amended, and the rules, regulations, and exemptive orders thereunder (“1940 Act”).

Acadian Asset Management LLC (“Acadian”) and Schroder Investment Management North America Inc. (“Schroders”) (each a “Sub-Adviser” and collectively “Sub-Advisers”) provide the day-to-day management of the Fund. The Sub-Advisers act independently of each other and use their own methodology for selecting investments. ING Investments, LLC, the Fund’s investment adviser, will determine the amount of Fund assets allocated to Acadian and Schroders.

Each Sub-Adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into opportunities believed to be more promising, among others.

The Fund may lend portfolio securities on a short-term or long-term basis, up to 30% of its total assets.

Acadian Asset Management LLC

Acadian employs a quantitative investment process which is driven by proprietary valuation models that combine a bottom-up view of the attractiveness of individual securities within each market with a top-down view of the attractiveness of each region/industry group, thereby capturing value-added at both the stock and the region/industry levels.

Schroder Investment Management North America Inc.

		Schroders employs a fundamental investment approach that considers macroeconomic factors while focusing primarily on company specific factors. The company specific factors include the company’s potential for long-term growth, financial condition, quality of management, and sensitivity to cyclical factors, as well as the relative value of the company’s securities compared with those of other companies and the market as a whole. In selecting investments for the Fund, Schroders considers, among other things, whether a company is likely to have above-average earnings growth, whether its securities are attractively valued, and whether the company has any proprietary advantages. Schroders generally sells a security when its market price approaches its estimate of fair value or when it identifies a more attractive investment candidate.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money on an investment in the Fund. Any of the following risks, among others, could affect Fund performance or cause the Fund to lose money or to underperform market averages of other funds.

Company   The price of a given company’s stock could decline or underperform for many reasons including, among others, poor management, financial problems, or business challenges. If a company declares bankruptcy or becomes insolvent, its stock could become worthless.

Convertible Securities   Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt securities, such as interest rate and credit risk. In addition, because convertible securities react to changes in the value of the stocks into which they convert, they are subject to market risk.

Credit   Prices of bonds and other debt instruments can fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay altogether.
Currency   To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Derivative Instruments   Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in interest rates and liquidity risk. The use of certain derivatives may also have a leveraging effect which may increase the volatility of the Fund and reduce its returns.

Foreign Investments/Developing and Emerging Markets Investing in foreign (non-U.S.) securities may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies due to: smaller markets; differing reporting, accounting, and auditing standards; nationalization, expropriation, or confiscatory taxation; foreign currency fluctuations, currency blockage, or replacement; potential for default on sovereign debt; or political changes or diplomatic developments. Foreign investment risks may be greater in developing and emerging markets than in developed markets.

Interest Rate   With bonds and other fixed rate debt instruments, a rise in interest rates generally causes values to fall; conversely, values generally rise as interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases.

Investment Model   The manager’s proprietary model may not adequately allow for existing or unforeseen market factors or the interplay between such factors.

Liquidity   If a security is illiquid, the Fund might be unable to sell the security at a time when the Fund’s manager might wish to sell, and the security could have the effect of decreasing the overall level of the Fund’s liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. The Fund may make investments that become less liquid in response to market developments or adverse investor perception. The Fund could lose money if it cannot sell a security at the time and price that would be most beneficial to the Fund.

Market   Stock prices may be volatile and are affected by the real or perceived impacts of such factors as economic conditions and political events. The stock market tends to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. From time to time, the stock market may not favor the growth- or value-oriented securities in which the Fund invests. Rather, the market could favor securities to which the Fund is not exposed or may not favor equities at all.

Other Investment Companies   The main risk of investing in other investment companies, including exchange-traded funds, is the risk that the value of the securities underlying an investment company might decrease. Because the Fund may invest in other investment companies, you will pay a proportionate share of the expenses of those other investment companies (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

Securities Lending   Securities lending involves two primary risks: “investment risk” and “borrower default risk.” Investment risk is the risk that the Fund will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Fund will lose money due to the failure of a borrower to return a borrowed security in a timely manner.
Small-Capitalization Company   Investments in small-capitalization companies may involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volume typical on a national securities exchange.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on an investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following information is intended to help you understand the risks of investing in the Fund. The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period. The Fund’s performance information reflects applicable fee waivers and/or expense limitations in effect during the period presented. Absent such fee waivers/expense limitations, if any, performance would have been lower. The bar chart shows the performance of the Fund’s Class A shares. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Other class shares’ performance would be higher or lower than Class A shares’ performance because of the higher or lower expenses paid by Class A shares. The Fund’s past performance (before and after taxes) is no guarantee of future results. For the most recent performance figures, go to www.INGFunds.com/literature or call 1-800-992-0180.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the changes in the Fund’s performance from year to year, and the table compares the Fund’s performance to the performance of a broad-based securities market index/indices for the same period.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-992-0180
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.INGFunds.com/literature
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is no guarantee of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns Class A (as of December 31 of each year)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 2nd 2009, 34.59% and Worst quarter: 3rd 2008, (28.34)%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns% (for the periods ended December 31, 2012)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	On February 28, 2013, The Fund changed one of it’s benchmarks from the S&P EPAC SmallCap Index to the MSCI EAFE® SmallCap Index because the MSCI EAFE SmallCap Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index returns do not reflect deductions for fees, expenses, or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. In some cases the after-tax returns may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are shown for Class A shares only. After-tax returns for other classes will vary.
ING International Small Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.74%
1 Yr	rr_ExpenseExampleYear01	742
3 Yrs	rr_ExpenseExampleYear03	1,097
5 Yrs	rr_ExpenseExampleYear05	1,476
10 Yrs	rr_ExpenseExampleYear10	2,537
1 Yr	rr_ExpenseExampleNoRedemptionYear01	742
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	1,097
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,476
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,537
2003	rr_AnnualReturn2003	44.74%
2004	rr_AnnualReturn2004	21.72%
2005	rr_AnnualReturn2005	25.15%
2006	rr_AnnualReturn2006	26.15%
2007	rr_AnnualReturn2007	10.19%
2008	rr_AnnualReturn2008	(51.82%)
2009	rr_AnnualReturn2009	45.44%
2010	rr_AnnualReturn2010	24.54%
2011	rr_AnnualReturn2011	(17.66%)
2012	rr_AnnualReturn2012	20.20%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	34.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.34%)
1 Yr	rr_AverageAnnualReturnYear01	13.30%
5 Yrs	rr_AverageAnnualReturnYear05	(4.03%)
10 Yrs	rr_AverageAnnualReturnYear10	9.58%
since inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1994
ING International Small Cap Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	5.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.39%
1 Yr	rr_ExpenseExampleYear01	742
3 Yrs	rr_ExpenseExampleYear03	1,052
5 Yrs	rr_ExpenseExampleYear05	1,488
10 Yrs	rr_ExpenseExampleYear10	2,593
1 Yr	rr_ExpenseExampleNoRedemptionYear01	242
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	752
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,593
1 Yr	rr_AverageAnnualReturnYear01	14.43%
5 Yrs	rr_AverageAnnualReturnYear05	(3.92%)
10 Yrs	rr_AverageAnnualReturnYear10	9.49%
since inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	May 31, 1995
ING International Small Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	2.39%
1 Yr	rr_ExpenseExampleYear01	342
3 Yrs	rr_ExpenseExampleYear03	752
5 Yrs	rr_ExpenseExampleYear05	1,288
10 Yrs	rr_ExpenseExampleYear10	2,754
1 Yr	rr_ExpenseExampleNoRedemptionYear01	242
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	752
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	1,288
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	2,754
1 Yr	rr_AverageAnnualReturnYear01	18.43%
5 Yrs	rr_AverageAnnualReturnYear05	(3.52%)
10 Yrs	rr_AverageAnnualReturnYear10	9.50%
since inception	rr_AverageAnnualReturnSinceInception
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 1994
ING International Small Cap Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.25%
1 Yr	rr_ExpenseExampleYear01	127
3 Yrs	rr_ExpenseExampleYear03	405
5 Yrs	rr_ExpenseExampleYear05	704
10 Yrs	rr_ExpenseExampleYear10	1,553
1 Yr	rr_ExpenseExampleNoRedemptionYear01	127
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	405
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	704
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,553
1 Yr	rr_AverageAnnualReturnYear01	20.81%
5 Yrs	rr_AverageAnnualReturnYear05	(2.40%)
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	3.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 21, 2005
ING International Small Cap Fund | Class O
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.64%
1 Yr	rr_ExpenseExampleYear01	167
3 Yrs	rr_ExpenseExampleYear03	524
5 Yrs	rr_ExpenseExampleYear05	905
10 Yrs	rr_ExpenseExampleYear10	1,974
1 Yr	rr_ExpenseExampleNoRedemptionYear01	167
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	524
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	905
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,974
1 Yr	rr_AverageAnnualReturnYear01	20.35%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	(2.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 04, 2008
ING International Small Cap Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a % of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge as a % of purchase or sales price, whichever is less	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Administrative Services Fees	rr_Component1OtherExpensesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.32%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses after Waivers and Reimbursements	rr_NetExpensesOverAssets	1.39%
1 Yr	rr_ExpenseExampleYear01	142
3 Yrs	rr_ExpenseExampleYear03	446
5 Yrs	rr_ExpenseExampleYear05	773
10 Yrs	rr_ExpenseExampleYear10	1,699
1 Yr	rr_ExpenseExampleNoRedemptionYear01	142
3 Yrs	rr_ExpenseExampleNoRedemptionYear03	446
5 Yrs	rr_ExpenseExampleNoRedemptionYear05	773
10 Yrs	rr_ExpenseExampleNoRedemptionYear10	1,699
1 Yr	rr_AverageAnnualReturnYear01	20.65%
5 Yrs	rr_AverageAnnualReturnYear05
10 Yrs	rr_AverageAnnualReturnYear10
since inception	rr_AverageAnnualReturnSinceInception	(0.27%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 12, 2008
ING International Small Cap Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	13.15%
5 Yrs	rr_AverageAnnualReturnYear05	(4.07%)
10 Yrs	rr_AverageAnnualReturnYear10	9.16%
since inception	rr_AverageAnnualReturnSinceInception
ING International Small Cap Fund | After tax on distributions with sale | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	9.14%
5 Yrs	rr_AverageAnnualReturnYear05	(3.25%)
10 Yrs	rr_AverageAnnualReturnYear10	8.46%
since inception	rr_AverageAnnualReturnSinceInception
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	(1.26%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10	12.16%	[3]
since inception	rr_AverageAnnualReturnSinceInception		[3]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	(1.26%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10	12.16%	[3]
since inception	rr_AverageAnnualReturnSinceInception		[3]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	(1.26%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10	12.16%	[3]
since inception	rr_AverageAnnualReturnSinceInception		[3]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05	(1.26%)	[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
since inception	rr_AverageAnnualReturnSinceInception	3.86%	[3],[4]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05		[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
since inception	rr_AverageAnnualReturnSinceInception	(0.85%)	[3],[4]
ING International Small Cap Fund | S&P Developed Ex-U.S. SmallCap Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	18.55%	[3]
5 Yrs	rr_AverageAnnualReturnYear05		[3]
10 Yrs	rr_AverageAnnualReturnYear10		[3]
since inception	rr_AverageAnnualReturnSinceInception	0.84%	[3],[4]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(0.86%)	[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.93%	[5],[6]
since inception	rr_AverageAnnualReturnSinceInception		[5],[6]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(0.86%)	[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.93%	[5],[6]
since inception	rr_AverageAnnualReturnSinceInception		[5],[6]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(0.86%)	[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.93%	[5],[6]
since inception	rr_AverageAnnualReturnSinceInception		[5],[6]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(0.86%)	[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
since inception	rr_AverageAnnualReturnSinceInception	2.13%	[4],[5],[6]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
since inception	rr_AverageAnnualReturnSinceInception	(0.41%)	[4],[5],[6]
ING International Small Cap Fund | MSCI EAFE® SmallCap Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.00%	[5],[6]
5 Yrs	rr_AverageAnnualReturnYear05		[5],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[5],[6]
since inception	rr_AverageAnnualReturnSinceInception	1.21%	[4],[5],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(1.45%)	[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.95%	[3],[6]
since inception	rr_AverageAnnualReturnSinceInception		[3],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class B
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(1.45%)	[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.95%	[3],[6]
since inception	rr_AverageAnnualReturnSinceInception		[3],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(1.45%)	[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10	11.95%	[3],[6]
since inception	rr_AverageAnnualReturnSinceInception		[3],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05	(1.45%)	[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[6]
since inception	rr_AverageAnnualReturnSinceInception	3.66%	[3],[4],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class O
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05		[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[6]
since inception	rr_AverageAnnualReturnSinceInception	(1.05%)	[3],[4],[6]
ING International Small Cap Fund | S&P EPAC SmallCap Index | Class W
Risk/Return:	rr_RiskReturnAbstract
1 Yr	rr_AverageAnnualReturnYear01	20.43%	[3],[6]
5 Yrs	rr_AverageAnnualReturnYear05		[3],[6]
10 Yrs	rr_AverageAnnualReturnYear10		[3],[6]
since inception	rr_AverageAnnualReturnSinceInception	0.67%	[3],[4],[6]

[1]	A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.
[2]	The adviser is contractually obligated to limit expenses to 1.95%, 2.60%, 2.60%, 1.40%, 1.85%, and 1.60% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2014. The obligation will automatically renew for one-year terms unless it is terminated by the Fund or the adviser upon written notice within 90 days of the end of the current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. In addition, the adviser is contractually obligated to further limit expenses to 1.80%, 2.45%, 2.45%, 1.25%, 1.70%, and 1.45% for Class A, Class B, Class C, Class I, Class O, and Class W shares, respectively, through March 1, 2014. There is no guarantee that this obligation will continue after March 1, 2014, and the obligation will only continue if the adviser elects to renew it. Any fees waived pursuant to this obligation shall not be eligible for recoupment. These obligations do not extend to interest, taxes, brokerage commissions, extraordinary expenses, and Acquired Fund Fees and Expenses. In addition, the adviser is contractually obligated to waive a portion of the management fee through March 1, 2014. Based upon net assets as of October 31, 2012, the management fee waiver for the Fund would be (0.03)%. There is no guarantee that the management fee waiver will continue after March 1, 2014. The management fee waiver will continue only if the adviser elects to renew it.
[3]	The index returns do not reflect deductions for fees, expenses, or taxes.
[4]	Reflects index performance since the date closest to the Class' inception for which data is available.
[5]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.
[6]	On February 28, 2013, The Fund changed one of it's benchmarks from the S&P EPAC SmallCap Index to the MSCI EAFE® SmallCap Index because the MSCI EAFE SmallCap Index is considered by the Adviser to be a more appropriate benchmark reflecting the types of securities in which the Fund invests.